Taxes - Income before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income before taxes	$ 832	$ 463	$ 418
Country of domicile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income before taxes	359	234	680
Foreign countries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income before taxes	$ 473	$ 229	$ (262)